SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

CALIFORNIA
MUNICIPAL MONEY MARKET
FUND



SEMIANNUAL REPORT
AUGUST 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     8    A SUMMARY OF THE MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            9    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   21   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  25   NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS   27

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The short-term volatility that hit the stock and bond markets in the spring re-emerged in August, and many equity and fixed-income securities retreated from their 1997 highs. Still, the Standard & Poor's 500 Index was up roughly 23% year-to-date through August 31, more than twice its historical annual average. The bond markets have posted moderate returns through the first eight months of the year, primarily influenced by positive news on the inflation front.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1997               PAST 6   PAST 1   PAST 5   LIFE OF
                                            MONTHS   YEAR     YEARS    FUND

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET   1.66%    3.27%    16.12%   32.14%

CALIFORNIA TAX-FREE                         1.51%    2.98%    14.16%   27.84%
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 27, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 46 mutual funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                     PAST 1   PAST 5   LIFE OF
                                                  YEAR     YEARS    FUND

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET         3.27%    3.03%    3.65%

CALIFORNIA TAX-FREE                               2.98%    2.68%    3.22%
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      9/1/97   6/2/97   3/3/97   12/2/96   9/2/96

SPARTAN CALIFORNIA               2.93%   3.49%   3.08%   3.22%   3.22%
 MUNICIPAL MONEY MARKET



IF FIDELITY HAD NOT REIMBURSED   2.83%   3.39%   2.93%   3.07%   3.07%
 CERTAIN FUND EXPENSES



CALIFORNIA TAX-FREE MONEY        2.81%   3.14%   2.74%   2.95%   2.84%
 MARKET FUNDS AVERAGE



SPARTAN CALIFORNIA               5.05%   6.01%   5.31%   5.55%   5.55%
 MUNICIPAL MONEY MARKET -
 TAX-EQUIVALENT



IF FIDELITY HAD NOT REIMBURSED   4.88%   5.84%   5.05%   5.29%   5.29%
 CERTAIN FUND EXPENSES





YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the advisor had not reimbursed certain fund expenses during the periods shown, the yields would have been lower. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 41.95%. A portion of the funds income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
Government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Tanya Roy became Portfolio Manager of Spartan California Municipal Money Market Fund on June 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS,
TANYA?
A. While the Federal Reserve Board in mid-1996 indicated its bias toward raising short-term interest rates to slow economic growth and head off inflation, it had not acted by early 1997 and the market became complacent with the steady Fed policy. That sentiment changed in late February, however, after Fed Chairman Alan Greenspan's semiannual Humphrey-Hawkins testimony before Congress. In his testimony, Greenspan explained his concerns that low unemployment might exert upward pressure on the economy's core inflation. More importantly, he mentioned the possibility that the Fed might raise the rate banks charge each other for overnight loans - known as the fed funds target rate - from the 5.25% level it had maintained since January 1996. The reason behind raising rates would be to curb inflation before it passed through to the consumer. Shortly after Greenspan's remarks, data for February showed an additional 293,000 non-farm jobs had been added to the economy, lowering unemployment to 5.3%. Interest rates rose as the Fed's March 25 Open Market Committee meeting approached and fears intensified that there would be a shift in Fed policy. At that meeting, the Fed raised the fed funds target rate by 0.25% to 5.50% as expected.
Q. HOW HAS THE ECONOMY PERFORMED SINCE THE FED'S MARCH MEETING?
A. First quarter 1997 data pointed to continued economic strength, with gross domestic product growing at a stronger-than-expected annual rate of nearly 5%. In addition, unemployment fell in April to 4.9%, the lowest level since 1973. Since then, data has shown signs that the economy weakened somewhat through the second quarter. Perhaps more importantly, inflation continued to remain in check. In fact, in the first half of the year there were six consecutive monthly drops in the producer price index, and the first half of the year's consumer price index was the lowest in 10 years. Because of this backdrop, the Fed chose not to change the fed funds target rate at its latest meeting in early July.
Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?
A. The fund's weighted average maturity was 40 days entering the period. Given the strong first-quarter economic data released throughout the spring, the fund's average maturity initially declined in anticipation of higher interest rates. Attractive opportunities appeared in instruments with one-day or one-week effective maturities. For several weeks, the average yield on these securities was equal to or in some cases even higher than the yield on one-year notes. This situation enabled the fund to buy attractive-yielding instruments without taking on the added risk of buying one-year notes. Moving into the summer, we entered the season when most California issuers - including school districts, cities and towns - come to market with a large supply of one-year notes. They sell these securities to finance their cash-flow needs for the upcoming fiscal year that typically runs from July 1 to June 30. Over $4 billion in notes were sold in June and July alone. As a result, yields reverted to a more historically normal relationship - with longer-term securities offering higher yields than short-term notes. The fund participated selectively in the one-year note market, purchasing those securities that I found to be attractively priced. As a result, the fund's average maturity lengthened to 45 days at the end of the period, close to the average of other California funds.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1997, was 2.93%, compared to 3.09% six months ago. The latest yield was the equivalent of a taxable yield of 5.05% for California investors in the 41.95% combined federal and state tax bracket. The fund's total return during the six-month period was 1.66%. That beat the total return of 1.51% for the California tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Should the economy continue to exhibit healthy growth in the third and fourth quarters of 1997, renewed inflation pressures could result, leading to higher interest rates. Given this risk, I expect to manage the fund to be able to take advantage of higher rates over the next six to 12 months. I also expect to find opportunities in the market by taking advantage of aberrations caused by technical factors, such as supply and demand imbalances, seasonal factors and corporate buying trends, among others. These factors can play out in a day, a week or over several months, and are an important part of my ongoing strategy. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for California residents
while maintaining a stable
$1.00 share price
FUND NUMBER: 457
TRADING SYMBOL: FSPXX
START DATE: November 27, 1989
SIZE: as of August 31, 1997,
more than $1.3 billion
MANAGER: Tanya Roy, since
June 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1989
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/97            2/28/97            8/31/96

  0 - 30    74                 71                 72

 31 - 90    16                  5                 10

 91 - 180    0                 21                  2

181 - 397   10                  3                 16

WEIGHTED AVERAGE MATURITY
                               8/31/97   2/28/97   8/31/96

SPARTAN CALIFORNIA MUNICIPAL   45 DAYS   40 DAYS   63 DAYS
MONEY MARKET

CALIFORNIA TAX-FREE            47 DAYS   40 DAYS   52 DAYS
MONEY MARKET FUNDS AVERAGE *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1997 AS OF FEBRUARY 28, 1997
Row: 1, Col: 1, Value: 12.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 20.0
Row: 1, Col: 4, Value: 65.0
Variable rate demand
notes (VRDNs) 64%
Commercial paper
(including commerical
paper mode) 12%
Tender bonds 1%
Municipal notes 23%
Variable rate demand
notes (VRDNs) 65%
Commercial paper
(including commercial
 paper mode) 20%
Tender bonds 3%
Municipal notes 12%

Row: 1, Col: 1, Value: 22.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 64.0
* SOURCE: IBC'S MONEY FUND SOURCE(registered trademark)
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - 99.0%
Alameda County Ind. Dev. Auth. Ind. Dev. Rev.
(Edward L. Shimmon, Inc. Proj.) Series 1996 A, 3.35%,
LOC Banque Nationale de Paris, VRDN (b) $ 3,600 $ 3,600
Anaheim Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
(Bel Age Apts. Proj.) 3.05% (FNMA Guaranteed) (b)  5,100  5,100
 (Parka Vista Apts.) Series 1993 A, 3.25%,
 LOC Citibank, N.A. (b)  9,800  9,800
 (Sage Park Proj.) Series A, 3.15%,
 LOC Bank of America (b)  3,900  3,900
Azusa Multi-Family Hsg. Rev. (Pacific Glen Apt. Proj.)
Series 1994, 3.50% (Continental Casualty Co.
Guaranteed) VRDN  4,600  4,600
Barstow Multi-Family Hsg. Rev.
(Rimrock Village Apt. Proj.) Series 1996, 3.20%,
LOC Federal Home Loan Bank, VRDN (b)  3,000  3,000
Berkeley Unified School Dist. (Alameda County) TRAN
4.25% 6/30/98  5,500  5,516
California Dept. of Wtr. Resources Wtr. Rev.
Series 1, 3.55% 9/30/97 (Liquidity Facility Canadian
Imperial Bank of Commerce, Swiss Bank Corp.) CP 2,429 2,429 California Econ. Dev. Auth. Ind. Dev. Rev., VRDN:
(Calco, LLC Proj.) Series 1997, 3.75%,
 LOC Wells Fargo Bank, N.A.  1,200  1,200
 (Joseph Schmidt Proj.) Series A, 3.35%,
 LOC Banque Nationale de Paris (b)  2,000  2,000
 (Kuhnash Properties III/Arkay Plastics, CA Proj.)
 Series 1997, 3.50%, LOC PNC Bank, Ohio (b)  1,500  1,500
California Gen. Oblig.:
 Bonds 5% 10/1/97  4,570  4,574
 CP:
 3.65% 9/15/97  7,800  7,800
  3.60% 9/16/97  9,800  9,800
  3.65% 9/16/97  16,500  16,500
  3.65% 9/17/97  4,000  4,000
  3.45% 10/14/97  1,800  1,800
  3.55% 10/14/97  2,000  2,000
  3.50% 10/15/97  15,200  15,200
  3.55% 10/15/97  10,900  10,900
  3.60% 10/16/97  5,600  5,600
  3.55% 10/20/97  8,400  8,400
  3.65% 10/21/97  8,600  8,600
  3.65% 10/22/97  8,700  8,700
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Gen. Oblig.: - continued
Participating VRDN (c):
 3.50% (Liquidity Facility Society Generale, France) $ 4,200 $ 4,200
  3.50% (Liquidity Facility Society Generale, France) 10,500 10,500 Series 1996 L, 3.40% (FGIC Insured)
 (Liquidity Facility Caisse des Depots et Consignations)   16,110
16,110
California Hsg. Fin. Agcy. Mtg. Rev. Bonds Series 1996 J,
3.95%, tender 8/3/98 (FGIC Insured) (b)  10,500  10,500
California Hsg. Fin. Agcy. Single Family Mtg. Bonds
Series 1997 B, 3.70%, tender 4/1/98
(Morgan Stanley Flex Agreements Guaranteed) (b) 9,000 9,000 California Hsg. Fin. Agcy.:
Participating VRDN (c):
 Series 1993 B, 3.25%
  (Liquidity Facility Commerzbank, Germany)  7,660  7,660
  Series 1994 E, 3.40%
  (Liquidity Facility Merrill Lynch & Co., Inc.) (b) 5,450 5,450 Series 1994 H, 3.46% (AMBAC Insured)
  (Liquidity Facility Citibank, N.A.) (b)  6,700  6,700
  Series 1994-1, 3.46% (Liquidity Facility State
  Street Bank & Trust Co.) (b)  12,213  12,213
  Series 1995 B, 3.40%
  (BPA Credit Suisse First Boston) (b)  1,360  1,360
  Series 1995 M, 3.40%
  (Liquidity Facility Credit Suisse First Boston) (b) 3,900 3,900 Series 1996 C-1, 3.41%
  (Liquidity Facility Bank of America) (b)  1,925  1,925
  Series 1996 C-2, 3.41%
  (Liquidity Facility Bank of America) (b)  4,075  4,075
  3.25% (Liquidity Facility Banque Nationale de Paris)
  (BPA Merrill Lynch & Co., Inc.)  3,070  3,070
  3.40% (Liquidity Facility Commerzbank, Germany) (b) 1,300 1,300 3.40% (Liquidity Facility Bayerische Hypotheken-und
  Weschel) (b)  14,090  14,090
  3.40% (Liquidity Facility Banque Nationale de Paris)
  (BPA Merrill Lynch & Co., Inc.) (b)  11,200  11,200
 VRDN:
 Multi-Family Hsg. Rev. III:
  Series B, 3.20%, LOC Morgan Guaranty Trust Co., NY,
   Credit Suisse First Boston (b)  7,000  7,000
   Series C, 3.20%, LOC Morgan Guaranty Trust Co., NY,
   Credit Suisse First Boston (b)  6,630  6,630
California Poll. Cont. Fin. Auth.:
Bonds (Chevron USA, Inc. Proj.) Series 1983,
3.90%, tender 11/15/97  1,400  1,401
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Poll. Cont. Fin. Auth.: - continued
(Pacific Gas & Elec. Co. Proj.):
 VRDN:
   Series 1996 A, 3.05%, LOC Swiss Bank Corp. (b) $ 31,000 $ 31,000
   Series 1996 B, 3.10%, LOC Rabobank Nederland (b) 2,500 2,500 Series 1996 C, 3.45%, LOC Bank of America 1,200 1,200
  Bonds, CP mode:
  Series 1996 D, 3.65%,
   LOC Union Bank of Switzerland  3,000  3,000
   Series 1996 D, 3.65%,
   LOC Union Bank of Switzerland  6,100  6,100
   Series 1996 E, 3%,
   LOC Morgan Guaranty Trust Co., NY  8,800  8,800
   Series 1996 E, 3.60%,
   LOC Morgan Guaranty Trust Co., NY  21,000  21,000
   Series 1996 E, 3.60%,
   LOC Morgan Guaranty Trust Co., NY  7,200  7,200
 (Taormina Ind., Inc. Proj.) Series 1996 A, 3.15%,
 LOC Sanwa Bank Ltd., Japan, VRDN (b)  3,100  3,100
 (Western Waste Ind. Proj.) Series 1994 A, 3.15%,
 LOC Union Bank of California, VRDN (b)  3,500  3,500
California Poll. Cont. Fin. Auth. Resource Recovery Rev., VRDN:
(Honey Lake Pwr. Proj.) Series 1988, 3.55%,
 LOC Banque Nationale de Paris (b)  1,700  1,700
 (Malaga Proj.) Series A, 3.55%, LOC Bank of America (b) 1,100 1,100 (UltraPower Rocklin Proj.):
 Series 1988 A, 3.55%, LOC Bank of America (b)  2,300  2,300
  Series 1988 B, 3.55%, LOC Bank of America (b)  800  800
California Poll. Cont. Fin. Auth. Solid Waste Disp. Rev., VRDN:
(Athens Disp. Co., Inc. Proj.) Series 1995, 3.10%,
 LOC Wells Fargo Bank, San Francisco, N.A. (b)  7,945  7,945
 (EDCO Disp.) Series 1996 A, 3.10%,
 LOC Wells Fargo Bank, N.A. (b)  7,500  7,500
 (Sanifill, Inc. Proj.) Series 1995 A, 3.15%,
 LOC California State Teachers Retirement Sys. (b) 1,500 1,500 California School Cash Reserves Prog. TRAN Series 1997,
4.75% 7/2/98, LOC Ind. Bank of Japan Ltd.  29,000  29,209
California Statewide Commty. Dev. Auth., VRDN:
 (Biocol Investments) 3.40%,
 LOC Union Bank of California (b)  900  900
 (Bro-Co Gen. Partnership Proj.) Series 1990, 3.25%,
 LOC California State Teachers Retirement Sys. (b) 3,880 3,880 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth., VRDN: - continued
 (Covenant Retirement Commty., Inc.):
 3.25%, LOC LaSalle Nat'l. Bank $ 7,900 $ 7,900
  Series1995, 3.25%, LOC LaSalle Nat'l. Bank  4,000  4,000
 (Datatape, Inc. Proj.) Series 1996 D, 3.40%,
 LOC Corestates Bank, N.A. (b)  1,530  1,530
 (Duke, Inc. Project) Series 1996 E, 3.35%,
 LOC Wells Fargo Bank, N.A. (b)  1,410  1,410
 (Jaygee Realty Co.) Series 1992, 3.40%,
 LOC Union Bank of California (b)  300  300
 (K.U.M. Ltd. Proj.) Series 1992, 3.40%,
 LOC Union Bank of California (b)  2,200  2,200
 (Michigan Hanger Ind. Proj.) Series 1992, 3.40%,
 LOC Union Bank of California (b)  600  600
 (Northwest Pipe & Casing Co. Proj.) Series 1990, 3.25%,
 LOC California State Teachers Retirement Sys. (b) 3,250 3,250 (Rapelli of California, Inc. Proj.) 3.25%,
 LOC California State Teachers Retirement Sys. (b)  2,500  2,500
 (Rix Ind. Proj.) Series 1996 I, 3.40%,
 LOC Wells Fargo Bank, N.A. (b)  1,920  1,920
 (Sunclipse, Inc.):
 (Alhambra Proj.) Series 1989, 3.25%,
  LOC California State Teachers Retirement Sys. (b) 3,200 3,200 (Union City Proj.) 3.25%,
  LOC California State Teachers Retirement Sys. (b) 2,135 2,135 (Watt Four, LLC) 3.75%,
 LOC Sanwa Bank Ltd., Japan (b)  900  900
California Statewide Commty. Dev. Auth. Apt. Dev. Rev.
Rfdg. (Irvine Apts.) VRDN:
 Series 1995 A-5, 2.95% (FNMA Guaranteed)   7,425  7,425
  Series 1995 A-7, 3.05% (FNMA Guaranteed) (b)  1,000  1,000
California Statewide Commty. Dev. Auth. Ind. Dev. Rev., VRDN:
(American River Packaging) 3.25%,
 LOC California State Teachers Retirement Sys. (b) 1,765 1,765 (Levecke, LLC Proj.) Series 1996 H, 3.40%,
 LOC Union Bank of California (b)  2,500  2,500
 (Lynwood Enterprises, LLC Proj.) Series 1997 D, 3.45%,
 LOC Fleet National Bank (b)  2,000  2,000
 (Propak-CA Corp. Proj.) Series 1994 B, 3.25%,
 LOC California State Teachers Retirement Sys. (b) 2,410 2,410 (Setton Prop., Inc. Proj.) Series 1995 E, 3.40%,
 LOC Wells Fargo Bank, San Francisco, N.A. (b)  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth. Multi-Family
Hsg. Rev., VRDN:
 (Canyon Creek Apts.) Series 1995 C, 3.15%
  (FNMA Guaranteed) (b) $ 1,300 $ 1,300
  (Oakmont of Danville, LLC) (Sunrise of Danville Proj.)
  3.15%, LOC Heller Fin., Inc. (b)  6,165  6,165
Camarillo Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
(Hacienda de Camarillo Proj.) Series 1996, 3.15%
 (FNMA Guaranteed) (b)  10,520  10,520
 (Heritage Park Apts.) Series 1989 A, 3.05%
 (FNMA Guaranteed) (b)  7,000  7,000
Central Valley School Fin. Auth. TRAN Series 1997,
4.50% 8/27/98  6,100  6,135
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co.):
Series B, 3.15%, VRDN (b)  9,800  9,800
 Series B, 3.75%, VRDN (b)  11,500  11,500
 Bonds:
 Series C, 3.65%, CP mode (b)  3,000  3,000
  Series D, 3.65%, CP mode (b)  6,500  6,500
  Series E, 3.70%, CP mode (b)  2,500  2,500
Clovis Unified School Dist. (Fresno County) TRAN
4.25% 6/30/98  3,100  3,111
Contra Costa County Multi-Family Hsg. Rev.
(Del Norte Place Apt.) Series 1994 A, 3.40%,
LOC Sumitomo Bank Ltd., VRDN (b)  2,800  2,800
Contra Costa Wtr. Dist. Participating VRDN, Series 1996,
3.35% (Liquidity Facility Societe Generale, France) (c) 6,425 6,425 Covina Redev. Agcy. Multi-Family Hsg. Rev.
(Shadowhills Apt. Proj.) Series 1994 A, 3.50%
(Continental Casualty Co. Guaranteed) VRDN  500  500
Emeryville Redev. Agcy. Multi-Family Hsg. (Emerybay Apts. II)
3.20%, LOC Bank of America, VRDN (b)  14,000  14,000
Escondido Commty. Dev. Commission
(Escondido Promenade Proj.) 3.15%,
LOC Bank of America, VRDN (b)  1,000  1,000
Fairfield Ind. Dev. Auth., VRDN:
Ind. Dev. Rev. 3.25%, LOC Wells Fargo Bank, N.A. (b)  1,800  1,800
 (Meyer Cookware Ind. Proj.) 3.35%,
 LOC Banque Nationale de Paris (b)  4,400  4,400
Fillmore City (Water Improvement Proj.) Series 1997,
3.40%, LOC Union Bank of California, VRDN  1,545  1,545
Fremont (Alameda County) TRAN 4.25% 7/1/98  4,205  4,218
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Fremont Multi-Family Hsg. Rev.
(Treetops Apts.) Series 1996 A, 3.15%
(FNMA Guaranteed) VRDN (b) $ 6,000 $ 6,000
Fresno County TRAN:
4.75% 9/29/97  6,700  6,706
 4.25% 7/1/98  10,900  10,941
Garden Grove Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
(Cal-Malabar Apts.) Series 1997 A, 3.15%
 (FNMA Guaranteed)   4,400  4,400
 (Valley View Sr. Villas Proj.) Series1990 A, 3.25%,
 LOC Wells Fargo Bank, N.A. (b)  6,200  6,200
Huntington Park Multi-Family Hsg. Rev.
(Casa Rita Apts.) Series 1994 A, 3.20%,
LOC Tokai Bank Ltd., VRDN (b)  4,200  4,200
Kern County TRAN 4.50% 10/2/97  12,900  12,908
LaVerne Ind. Dev. Auth.
(Paper-Pak Products, Inc. Proj.) 3.60%,
LOC First Union Nat'l. Bank of North Carolina, VRDN (b) 6,185 6,185 Lassen Muni. Util. Dist. Rev. Rfdg.
Series 1996 A, 3.40% (FSA Insured)
(Liquidity Facility Credit Local de France) VRDN (b) 6,175 6,175 Livermore Multi-Family Mtg. Rev.
(Portola Meadows Apts.) Series 1989 A, 3.15%,
LOC Bank of America, VRDN (b)  10,400  10,400
Loma Linda Multi-Family Hsg. Rev.
(Loma Linda Springs Apts.) Series 1989, 3.10%,
LOC Tokai Bank Ltd., VRDN (b)  700  700
Long Beach Hbr. Participating VRDN, Series 1996, 3.40%
(Liquidity Facility Societe Generale, France) (b)(c) 5,880 5,880 Long Beach Hbr. Dept., CP:
Series A, 3.60% 10/7/97 (Liquidity
 Facility Canadian Imperial Bank of Commerce) (b)  6,800  6,800
 Series A, 3.65% 10/7/97 (Liquidity
 Facility Canadian Imperial Bank of Commerce) (b)  2,000  2,000
Los Angeles Commty. Redev. Agcy. Multi-Family
Hsg. Rev., VRDN:
 (Academy Village Apts. Proj.) Series 1989 A, 3.15%,
  LOC Swiss Bank Corp. (b)  5,000  5,000
  (Promenade Towers) 3.20%, LOC Tokai Bank Ltd.  1,000  1,000
Los Angeles County Cap. Asset Leasing Corp., CP:
3.80% 9/12/97  5,250  5,250
 3.60% 10/16/97  4,500  4,500
Los Angeles County Ind. Dev. Auth. (Caitac & JAE Proj.)
3.40%, LOC Union Bank of California, VRDN (b)  2,670  2,670
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Los Angeles County Metropolitan Trans. Auth.
Participating VRDN (c):
 Series 1993 A, 3.45% (MBIA Insured)
  (Liquidity Facility Societe Generale, France) $ 19,800 $ 19,800 3.30% (Liquidity Facility Societe Generale, France) 10,200 10,200
 CP:
 Series A, 3.80% 9/4/97  18,930  18,930
  Series A, 3.75% 9/11/97  2,200  2,200
  Series A, 3.50% 10/8/97  1,000  1,000
  Series A, 3.60% 10/8/97  1,400  1,400
Los Angeles County Multi-Family Hsg. Rev., VRDN:
(Malibu Meadows Proj.):
 Series 1991 A, 3.40%, LOC Sumitomo Bank Ltd.  11,700  11,700
  Series 1991 B, 3.40%, LOC Sumitomo Bank Ltd. 3,200 3,200 (Meadowridge Apt. Proj.) Series 1994 B, 3.50%
 (Continental Casualty Co. Guaranteed)   4,000  4,000
 (Park Sierra Apts. Proj.) 3.30%, LOC Citibank, N.A. (b)  39,200
39,200
Los Angeles County Participating VRDN, Series 1996 A,
3.30% (Liquidity Facility Societe Generale, France) (c)  10,570
10,570
Los Angeles County TRAN Series A, 4.50% 6/30/98  12,600  12,665
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant, CP:
3.65% 9/17/97, LOC Toronto-Dominion Bank,
 Bank of Nova Scotia  2,900  2,900
 3.90% 10/10/97, LOC Toronto-Dominion Bank,
 Bank of Nova Scotia  23,000  23,000
 3.60% 10/23/97, LOC Toronto-Dominion Bank,
 Bank of Nova Scotia  6,200  6,200
Los Angeles Hbr. Dept. Participating VRDN (c):
Series 1996 B, 3.35% (BPA Bank of New York) (b)  19,800  19,800
 Series 1996 B, 3.40%
 (Liquidity Facility Societe Generale, France) (b)  8,950  8,950
Los Angeles Multi-Family Hsg. Rev.
(Beverly Park Apts.) Series 1988 A, 3.15%,
LOC Chase Manhattan Bank, VRDN (b)  3,000  3,000
Los Angeles Ontario International Arpt.
Participating VRDN, Series 1996, 3.40%
(Liquidity Facility Societe Generale, France) (b)(c)  2,600  2,600
Los Angeles Participating VRDN, Series 1996,
3.35% (Liquidity Facility Societe Generale, France) (c)  15,970
15,970
Los Angeles TRAN 4.50% 6/30/98  8,400  8,441
Los Angeles Unified School Dist. TRAN:
Series 1996-97 B, 4.50% 9/30/97  4,500  4,503
 Series 1997-98, 4.50% 7/1/98  15,500  15,583
Los Angeles Wastewtr. Sys. Rev. 3.65% 9/11/97,
LOC Morgan Guaranty Trust Co., NY,
Union Bank of Switzerland, CP  1,500  1,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Monterey Ind. Dev. Auth. Rev.
(Slautterback Corp. Proj.) Series 1996 A, 3.20%,
LOC Bayerische Vereinsbank, VRDN (b) $ 2,000 $ 2,000
Newark Ind. Dev. Auth. Rev.
(Gas Tech. Proj.) Series 1989 A, 3.30%,
LOC Union Bank of Switzerland, VRDN (b)  3,000  3,000
Oakland Unified School Dist. (Alameda County)
Series 1996-97, TRAN 4.25% 10/14/97  4,600  4,603
Oceanside Multi-Family Hsg. Rev. (Lakeridge Apt. Proj.)
Series 1994, 3.50%
(Continental Casualty Co. Guaranteed) VRDN  6,000  6,000
Ontario Ind. Dev. Auth. (Safari Land Proj.) Series 1989,
3.25%, LOC Bank of America, VRDN (b)  3,200  3,200
Orange County Apt. Dev. Rev.:
Participating VRDN (c):
 Series 1996 A, 3.46%, LOC Citibank, N.A. (b)  10,900  10,900
  Series 1996 B, 3.36%, LOC Citibank, N.A.  12,700  12,700
 Rfdg. VRDN:
 (Harbor Pointe Apts.) Series 1992 D,
  3.15%, LOC Citibank, N.A.  2,600  2,600
  (Larkspur Canyon Apts./Bay Apt. Commtys., Inc.)
  Series 1997 A, 3.10% (FNMA Guaranteed).  6,635  6,635
  (Trabuco Woods Apts.) Series 1993 B, 3.30%,
  LOC Wells Fargo Bank, N.A.  2,670  2,670
 VRDN:
 (Alicia Viejo Proj.) Series 1986 A, 3.50%,
  LOC Bank of Tokyo-Mitsubishi Ltd. (b)  3,460  3,460
  (Foothill Oaks Apts. Proj.) Series 1989 B, 3.25%,
  LOC Bank of America (b)  12,400  12,400
  (Frost Construction Proj.) Series 1985 B, 3.25%,
  LOC Wells Fargo Bank, N.A.  2,000  2,000
  (Hidden Hills Apts.) Series 1985 U-C, 3.25%,
  LOC Chase Manhattan Bank  13,600  13,600
  (Laguna Summit Apts.) Series 1985 X, 3.25%,
  LOC Tokai Bank Ltd.  8,500  8,500
  (Lantern Pines Proj.-Frost Group) 3.25%,
  LOC Bank of Tokyo-Mitsubishi Ltd.  11,350  11,350
  (Monarch Bay Apt. Proj.) Series 1985 T, 3.20%,
  LOC Bank of Tokyo-Mitsubishi Ltd.  14,000  14,000
  (Vista Verde Apts. Proj.) Series 1988 A, 3.35%,
  LOC Wells Fargo Bank, N.A. (b)  12,050  12,050
  (Wood Canyon Villas) Series 1991 B, 3.10%,
  LOC Bank of America (b)  13,300  13,300
  (Yorba Linda Assoc.) Series 1985 D, 3.15%,
  LOC Bank of Tokyo-Mitsubishi Ltd.  8,100  8,100
Orange Ind. Dev. Rev. (Control Air Conditioning Corp./
Ellis Enterprises) Series 1997, 3.45%,
LOC California State Teachers Retirement Sys., VRDN 1,000 1,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Orange County Local Trans. Auth.
Participating VRDN, Series 1997, 3.25%
(Liquidity Facility Bank of New York, N.A.) (c) $ 1,700 $ 1,700 Pleasant Hill Redev. Agcy. Multi-Family Hsg. Rev.
(Chateau III Proj.) Series 1996 A, 3.25%,
LOC Commerzbank, Germany, VRDN (b)  1,460  1,460
Rancho Wtr. Dist. Fin. Auth. Participating VRDN,
3.45% (Liquidity Facility Societe Generale, France) (c) 8,750 8,750 Redondo Beach Multi-Family Hsg. Rev.
(McCandless Senior Hsg. Proj.) Series 1995 A, 3.20%,
LOC Comerica Bank of Detroit, VRDN  5,640  5,640
Riverside County TRAN 4.50% 6/30/98  6,200  6,227
Riverside County Hsg. Auth. Multi-Family Hsg.
Mtg. Rev., VRDN:
 (Mt. View Apts.) Series 1995 A,  3.15%,
  LOC Federal Home Loan Bank of San Francisco  1,500  1,500
  (Polk Apt. Proj.) Series 1985 O, 3.65%
  (Household Fin. Corp. Guaranteed)  3,690  3,690
  (Tyler Village Proj.) Series 1986 A, 3.35%,
  LOC Chase Manhattan Bank (b)  3,900  3,900
Riverside County Ind. Dev. Auth. (Merrick Engineering, Inc.)
3.75%, LOC Wells Fargo Bank, N.A., VRDN (b)  1,320  1,320
Sacramento Muni. Util. Dist. Series I, 3.70% 9/10/97,
LOC Bayerische Landesbank Gironzentrale, CP  2,300  2,300
Sacramento County Arpt. Sys. Participating VRDN (c):
3.30% (Liquidity Facility Societe Generale, France)  8,685  8,685
 Series 1996 D, 3.35%
 (Liquidity Facility Societe Generale, France) 5,810 5,810 Sacramento Hsg. Auth. Multi-Family Hsg. Rev.
(Chesapeake Commons Holdings, Inc.) Series 1997 A,
3.20%, LOC Bank One, Arizona, VRDN (b)  3,000  3,000
San Bernardino County Hsg. (Alta Park Apts. Proj.) 3.60%,
LOC Sumitomo Bank Ltd., VRDN  5,100  5,100
San Bernardino County Ind. Dev. Auth. Rev., VRDN:
(McClain Citrus, Inc. Proj.) 3.30%,
 LOC California State Teachers Retirement Sys. (b)  2,900  2,900
 (W & H Voortman, Inc. Proj.) Series 1989, 3.25%,
 LOC California State Teachers Retirement Sys. (b)  2,420  2,420
San Diego Participating VRDN, Series 1993 A,
3.35% (Liquidity Facility Bankers Trust Co., NY) (c) 4,920 4,920 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
San Diego Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
(Coral Pointe Apt. Proj.) Rfdg. Series 1993A, 3.45%
 (Continental Casualty Co. Guaranteed) $ 5,000 $ 5,000
 (Paseo Point Apt.) Series 1994 A, 3.15%,
 LOC Bank of Tokyo-Mitsubishi Ltd.  7,950  7,950
San Diego Ind. Dev. Auth. Rev. Rfdg. Bonds
(San Diego Gas & Elec. Co.) Series 1995 B,
3.55%, CP mode  1,000  1,000
San Diego Ind. Dev.  Auth. Participating VRDN,
Series 1992 A, 3.25%
(Liquidity Facility Bank of New York, NY) (c)  12,000  12,000
San Francisco City & County Participating VRDN (c):
Series 1996 A, 3.25% (Liquidity Facility Bank of America)  7,175
7,175
 Series 1996 AA-2, 3.36% (Liquidity Facility Bank of America)  1,740
1,740
  Series 1996 AA-3, 3.36% (FGIC Insured)
 (Liquidity Facility Bank of America)  4,210  4,210
 Series 1996 AA-4, 3.36% (Liquidity Facility Bank of America)  4,450
4,450
San Francisco City & County International Arpt. Commty.
Series A, 3.70% 9/22/97, LOC Bayerische Landesbank
Gironzentrale, Morgan Guaranty Trust Co., NY, CP (b)  2,000  2,000
San Francisco City & County Redev. Agcy.
Participating VRDN, 3.30%
(Liquidity Facility Commerzbank, Germany) (c)  2,020  2,020
San Jose Multi-Family Hsg. Rev., VRDN:
(Almaden Lake Village Apt. Assoc.) Series 1997 A,
 3.20%, LOC Bank of America (b)  4,700  4,700
 (Siena at Renaissance Square) Series 1996 A,
 3.20%, LOC Bank One, Arizona (b)  11,000  11,000
 (Somerset Park Apts.) Series 1987 A, 3.25%,
 LOC Bank of America (b)  3,900,  3,900
San Luis Obispo TRAN 4.50% 7/8/98  2,500  2,513
San Luis Obispo County Office of Ed. TRAN
Series 1996, 4.50% 10/9/97  10,700  10,708
Santa Barbara County TRAN Series A, 4.75% 10/1/97  1,750  1,752
Santa Barbara Schools Fing. Auth. TRAN
Series 1997, 4.25% 6/30/98  9,000  9,028
Santa Cruz Ind. Dev. Rev.
(Wilson Entities Ltd. Proj.) Series 1993, 3.40%,
LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (b)  1,500  1,500
Santa Rosa Multi-Family Hsg. (Quail Run Apts./
Santa Rosa Hsg. Partners) Series 1997 A, 3.55%,
LOC U.S. Bank of Washington, VRDN (b)  2,500  2,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Simi Valley Multi-Family Hsg. Rev., VRDN:
(Lincoln Wood Ranch Apt.) 3.35%,
 LOC Sumitomo Bank Ltd. $ 3,800 $ 3,800
 (Shadowridge Apts.) Series 1989, 3.25%,
 LOC Citibank, N.A. (b)  20,200  20,200
Southern California Metropolitan Wtr. Dist.:
CP:
 Series A:
  3.65% 9/12/97  1,100  1,100
   3.55% 10/17/97  1,800  1,800
  Series B:
  3.35% 9/10/97 (Liquidity Facility West
   Deutsche Landesbank Gironzentrale)  7,000  7,000
   3.80% 9/12/97 (Liquidity Facility West
   Deutsche Landesbank Gironzentrale)  1,000  1,000
   3.50% 10/8/97 (Liquidity Facility West
   Deutsche Landesbank Gironzentrale)  5,000  5,000
   3.50% 10/15/97 (Liquidity Facility West
   Deutsche Landesbank Gironzentrale)  5,600  5,600
   3.55% 10/17/97 (Liquidity Facility West
   Deutsche Landesbank Gironzentrale)  2,000  2,000
 Participating VRDN (c):
 3.20% (Liquidity Facility Morgan Guaranty Trust Co., NY)  2,350
2,350
  3.20% (Liquidity Facility Morgan Guaranty Trust Co., NY)  4,945
4,945
Southern California Pub. Pwr. Auth. Participating VRDN (c):
Series A, 3.35% (Liquidity Facility Bankers Trust Co., NY)  5,790
5,790
 Series 1995, 3.45%
 (Liquidity Facility Societe Generale, France)  1,000  1,000
Torrance Hosp. Rev. (Little Co. of Mary Hosp./
Torrance Mem. Med. Ctr.) Series 1992, 3.20%,
LOC Chase Manhattan Bank, VRDN  6,800  6,800
University of California Series A, 3.75% 9/18/97, CP 12,500 12,500 Vallejo Multi-Family Hsg. Rev.
(Hillside Terrace Apts./Vallejo Hillside Assoc.)
Series 1997 A, 3.15% (FNMA Guaranteed) VRDN (b)  1,725  1,725
Vista City Ind. Dev. Auth. Rev. (Desalination Sys., Inc.)
Series 1995, 3.25%, LOC Wells Fargo Bank, N.A., VRDN (b)  6,170  6,170
  1,345,744
PUERTO RICO - 1.0%
Puerto Rico Pwr. Auth. Pwr. Rev. Bonds
Series AA, 3.65%, tender 10/8/97
(Liquidity Facility Societe Generale, France) (d) 13,800 13,800 TOTAL INVESTMENTS - 100% $ 1,359,544
Total Cost for Income Tax Purposes  $ 1,359,545
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
TRAN - Tax and Revenue Anticipation     Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Puerto Rico Pwr. Auth.
Pwr. Rev. Bonds Series
AA, 3.65%, tender
10/8/97 (Liquidity
Facility Societe
Generale, France)  5/20/97 $ 13,800
INCOME TAX INFORMATION
At February 28, 1997, the fund had a capital loss carryforward of approximately $591,000 which will expire on February 28, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                                 $ 1,359,544
SEE ACCOMPANYING SCHEDULE

CASH                                                                                  64

INTEREST RECEIVABLE                                                                   7,678

 TOTAL ASSETS                                                                         1,367,286

LIABILITIES

SHARE TRANSACTIONS IN PROCESS                                                $ 511

DISTRIBUTIONS PAYABLE                                                         108

ACCRUED MANAGEMENT FEE                                                        578

OTHER PAYABLES AND ACCRUED EXPENSES                                           14

 TOTAL LIABILITIES                                                                    1,211

NET ASSETS                                                                           $ 1,366,075

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                      $ 1,366,703

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                   (628)

NET ASSETS, FOR 1,366,703 SHARES OUTSTANDING                                         $ 1,366,075

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                              $1.00
SHARE ($1,366,075 (DIVIDED BY) 1,366,703 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

INTEREST INCOME                                                               $ 24,801

EXPENSES

MANAGEMENT FEE                                                      $ 3,373

NON-INTERESTED TRUSTEES' COMPENSATION                                5

 TOTAL EXPENSES BEFORE REDUCTIONS                                    3,378

 EXPENSE REDUCTIONS                                                  (696)     2,682

NET INTEREST INCOME                                                            22,119

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                        (40)

NET INCREASE IN NET ASSETS RESULTING                                          $ 22,079
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       SIX MONTHS ENDED    YEAR ENDED
                                                           AUGUST 31, 1997     FEBRUARY 28,
                                                           (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 22,119            $ 42,151
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (40)                9

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            22,079              42,160
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (22,119)            (42,151)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    742,405             1,487,179
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     21,693              41,201

 COST OF SHARES REDEEMED                                    (741,841)           (1,491,837)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           22,257              36,543
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   22,217              36,552

NET ASSETS

 BEGINNING OF PERIOD                                        1,343,858           1,307,306

 END OF PERIOD                                             $ 1,366,075         $ 1,343,858



      SIX MONTHS ENDED    YEAR ENDED     YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS ENDED
      AUGUST 31,          FEBRUARY 28,   FEBRUARY 29,                                     FEBRUARY 28,

      1997                1997           1996           1995                       1994   1993



SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS                      .017         .031      .035      .030      .024      .022
NET INTEREST INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.017)       (.031)    (.035)    (.030)    (.024)    (.022)

NET ASSET VALUE, END OF PERIOD                        $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                                      1.66%        3.18%     3.60%     3.00%     2.45%     2.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)               $ 1,366      $ 1,344   $ 1,307   $ 1,163   $ 1,065   $ 856

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .40% A, D    .35% D    .31% D    .28% D    .21% D    .30% A,
                                                                                                           D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          .40% A       .34% E    .31%      .28%      .21%      .30% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.28% A      3.14%     3.55%     2.96%     2.42%     2.67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES
TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan California Municipal Money Market Fund (the fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $13,800,000 or 1.0% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $9,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets. During the period, this expense limitation ranged from .35% to .50% of average net assets and the reimbursement reduced expenses by $672,000. In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $24,000 under these arrangements.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on March 19, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following 12 nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative 1,063,381,296.263 95.811
Withheld 46,498,081.130 4.189
 TOTAL 1,109,879,377.393 100.000
RALPH F. COX
Affirmative 1,064,388,677.803 95.901
Withheld 45,490,699.590 4.099
 TOTAL 1,109,879,377.393 100.000
PHYLLIS BURKE DAVIS
Affirmative 1,064,138,696.363 95.879
Withheld 45,740,681.030 4.121
 TOTAL 1,109,879,377.393 100.000
ROBERT M. GATES
Affirmative 1,062,692,744.383 95.748
Withheld 47,186,633.010 4.252
 TOTAL 1,109,879,377.393 100.000
EDWARD C. JOHNSON 3RD
Affirmative 1,063,987,081.843 95.865
Withheld 45,892,295.550 4.135
 TOTAL 1,109,879,377.393 100.000
E. BRADLEY JONES
Affirmative 1,063,352,533.933 95.808
Withheld 46,526,843.460 4.192
 TOTAL 1,109,879,377.393 100.000
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative 1,064,780,516.393 95.937
Withheld 45,098,861.000 4.063
 TOTAL 1,109,879,377.393 100.000
PETER S. LYNCH
Affirmative 1,064,907,095.083 95.948
Withheld 44,972,282.310 4.052
 TOTAL 1,109,879,377.393 100.000
WILLIAM O. MCCOY
Affirmative 1,064,870,416.383 95.945
Withheld 45,008,961.010 4.055
 TOTAL 1,109,879,377.393 100.000
GERALD C. MCDONOUGH
Affirmative 1,063,599,667.373 95.830
Withheld 46,279,710.020 4.170
 TOTAL 1,109,879,377.393 100.000
MARVIN L. MANN
Affirmative 1,064,040,707.343 95.870
Withheld 45,838,670.050 4.130
 TOTAL 1,109,879,377.393 100.000
THOMAS R. WILLIAMS
Affirmative 1,063,908,817.763 95.858
Withheld 45,970,559.630 4.142
 TOTAL 1,109,879,377.393 100.000
PROPOSAL 2
To ratify the selection of Price Waterhouse LLP as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     1,054,963,513.043    95.052

AGAINST         18,234,491.380       1.643

ABSTAIN         36,681,372.970       3.305

TOTAL           1,109,879,377.393    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide dollar-based voting rights for shareholders of the trust.
 # OF TRUST % OF TRUST
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     1,007,339,238.553    90.761

AGAINST         50,592,167.240       4.559

ABSTAIN         51,944,533.600       4.680

TOTAL           1,109,875,939.393    100.000

NOT VOTING      3,438.000

 # OF FUND % OF FUND
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     661,825,976.030    91.608

AGAINST         29,740,662.970     4.117

ABSTAIN         30,884,455.960     4.275

TOTAL           722,451,094.960    100.000

PROPOSAL 4
To amend the fundamental investment limitation concerning the issuance of senior securities for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     560,577,599.105    77.594

AGAINST         92,453,114.185     12.797

ABSTAIN         69,420,381.670     9.609

TOTAL           722,451,094.960    100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce Greer, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
  and
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S TAX-FREE
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

CALIFORNIA
MUNICIPAL MONEY MARKET
FUND



SEMIANNUAL REPORT
AUGUST 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     8    A SUMMARY OF THE MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            9    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   21   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  25   NOTES TO THE FINANCIAL STATEMENTS.

PROXY VOTING RESULTS   27

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The short-term volatility that hit the stock and bond markets in the spring re-emerged in August, and many equity and fixed-income securities retreated from their 1997 highs. Still, the Standard & Poor's 500 Index was up roughly 23% year-to-date through August 31, more than twice its historical annual average. The bond markets have posted moderate returns through the first eight months of the year, primarily influenced by positive news on the inflation front.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1997                PAST 6   PAST 1   PAST 5   PAST 10
                                             MONTHS   YEAR     YEARS    YEARS

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET   1.55%    3.01%    14.06%   42.92%

CALIFORNIA TAX-FREE                          1.51%    2.98%    14.16%   43.54%
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC
Financial Data, Inc. The past six months average represents a peer group of 46 mutual funds. (The periods covered by the IBC Financial
Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1997                      PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET         3.01%    2.67%    3.64%

CALIFORNIA TAX-FREE                                2.98%    2.68%    3.68%
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                              9/1/97   6/2/97   3/3/97   12/2/96   9/2/96



CALIFORNIA MUNICIPAL          2.77%    3.23%    2.77%    2.93%     2.92%
MONEY MARKET



CALIFORNIA TAX-FREE           2.81%    3.14%    2.74%    2.95%     2.84%
MONEY MARKET FUNDS AVERAGE



CALIFORNIA TAX-FREE           4.77%    5.56%    4.77%    5.05%     5.03%
MONEY MARKET TAX-EQUIVALENT





Row: 1, Col: 1, Value: 2.78
Row: 1, Col: 2, Value: 2.81
Row: 2, Col: 1, Value: 3.23
Row: 2, Col: 2, Value: 3.14
Row: 3, Col: 1, Value: 2.77
Row: 3, Col: 2, Value: 2.74
Row: 4, Col: 1, Value: 2.93
Row: 4, Col: 2, Value: 2.95
Row: 5, Col: 1, Value: 2.92
Row: 5, Col: 2, Value: 2.84
4% -
3% -
2% -
1% -
0%
California Municipal
Money Market
California
Tax-Free Money
Market Funds Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 41.95%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
YIELDS ON TAX-FREE INVESTMENTS
ARE USUALLY LOWER THAN YIELDS
ON TAXABLE INVESTMENTS.
HOWEVER, A STRAIGHT
COMPARISON BETWEEN THE TWO
MAY BE MISLEADING BECAUSE IT
IGNORES THE WAY TAXES
REDUCE TAXABLE RETURNS.
TAX-EQUIVALENT YIELD - THE YIELD
YOU'D HAVE TO EARN ON A
SIMILAR TAXABLE INVESTMENT TO
MATCH THE TAX-FREE YIELD -
MAKES THE COMPARISON MORE
MEANINGFUL. KEEP IN MIND THAT
THE U.S. GOVERNMENT NEITHER
INSURES NOR GUARANTEES A
MONEY MARKET FUND. AND THERE
IS NO ASSURANCE THAT A MONEY
MARKET FUND WILL MAINTAIN A $1
SHARE PRICE.
(CHECKMARK)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Tanya Roy became Portfolio Manager of Fidelity California Municipal Money Market Fund on June 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS,
TANYA?
A. While the Federal Reserve Board in mid-1996 indicated its bias toward raising short-term interest rates to slow economic growth and head off inflation, it had not acted by early 1997 and the market became complacent with the steady Fed policy. That sentiment changed in late February, however, after Fed Chairman Alan Greenspan's semiannual Humphrey-Hawkins testimony before Congress. In his testimony, Greenspan explained his concerns that low unemployment might exert upward pressure on the economy's core inflation. More importantly, he mentioned the possibility that the Fed might raise the rate banks charge each other for overnight loans - known as the fed funds target rate - from the 5.25% level it had maintained since January 1996. The reason behind raising rates would be to curb inflation before it passed through to the consumer. Shortly after Greenspan's remarks, data for February showed an additional 293,000 non-farm jobs had been added to the economy, lowering unemployment to 5.3%. Interest rates rose as the Fed's March 25 Open Market Committee meeting approached and fears intensified that there would be a shift in Fed policy. At that meeting, the Fed raised the fed funds target rate by 0.25% to 5.50% as expected.
Q. HOW HAS THE ECONOMY PERFORMED SINCE THE FED'S MARCH MEETING?
A. First quarter 1997 data pointed to continued economic strength, with gross domestic product growing at a stronger-than-expected annual rate of nearly 5%. In addition, unemployment fell in April to 4.9%, the lowest level since 1973. Since then, data has shown signs that the economy weakened somewhat through the second quarter. Perhaps more importantly, inflation continued to remain in check. In fact, in the first half of the year there were six consecutive monthly drops in the producer price index, and the first half of the year's consumer price index was the lowest in 10 years. Because of this backdrop, the Fed chose not to change the fed funds target rate at its latest meeting in early July.
Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?
A. The fund's average maturity was 38 days entering the period. Given the strong first-quarter economic data released throughout the spring, the fund's average maturity initially declined in anticipation of higher interest rates. Attractive opportunities appeared in instruments with one-day or one-week effective maturities. For several weeks, the average yield on these securities was equal to or in some cases even higher than the yield on one-year notes. This situation enabled the fund to buy attractive-yielding instruments without taking on the added risk of buying one-year notes. Moving into the summer, we entered the season when most California issuers - including school districts, cities and towns - come to market with a large supply of one-year notes. They sell these securities to finance their cash-flow needs for the upcoming fiscal year that typically runs from July 1 to June 30. Over $4 billion in notes were sold in June and July alone. As a result, yields reverted to a more historically normal relationship - with longer-term securities offering higher yields than short-term notes. The fund participated selectively in the one-year note market, purchasing those securities that I found to be attractively priced. As a result, the fund's average maturity lengthened to 45 days at the end of the period, close to the average of other California funds.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1997, was 2.78%, compared to 2.76% six months ago. The latest yield was the equivalent of a taxable yield of 4.79% for California investors in the 41.95% combined federal and state tax bracket. The fund's total return during the six-month period was 1.55%. That beat the total return of 1.51% for the California tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Should the economy continue to exhibit healthy growth in the third and fourth quarters of 1997, renewed inflation pressures could result, leading to higher interest rates. Given this risk, I expect to manage the fund to be able to take advantage of higher rates over the next six to 12 months. I also expect to find opportunities in the market by taking advantage of aberrations caused by technical factors, such as supply and demand imbalances, seasonal factors and corporate buying trends, among others. These factors can play out in a day, a week or over several months, and are an important part of my ongoing strategy. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: HIGH CURRENT TAX-FREE
INCOME FOR CALIFORNIA RESIDENTS
WHILE MAINTAINING A STABLE
$1.00 SHARE PRICE
FUND NUMBER: 097
TRADING SYMBOL: FCFXX
START DATE: JULY 7, 1984
SIZE: AS OF AUGUST 31, 1997,
MORE THAN $857 MILLION
MANAGER: TANYA ROY, SINCE
JUNE 1997; MANAGER, VARIOUS
FIDELITY AND SPARTAN MUNICIPAL
MONEY MARKET FUNDS; JOINED
FIDELITY IN 1989
(CHECKMARK)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/97            2/28/97            8/31/96

  0 - 30    75                 73                 71

 31 - 90    15                  4                 11

 91 - 180    0                 21                  3

181 - 397   10                  2                 15

WEIGHTED AVERAGE MATURITY
                                 8/31/97   2/28/97   8/31/96

FIDELITY CALIFORNIA MUNICIPAL    45 DAYS   38 DAYS   63 DAYS
MONEY MARKET FUND

CALIFORNIA TAX-FREE              47 DAYS   40 DAYS   52 DAYS
MONEY MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1997 AS OF FEBRUARY 28, 1997
Row: 1, Col: 1, Value: 11.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 22.0
Row: 1, Col: 4, Value: 64.0
Variable rate demand
notes (VRDNs) 66%
Commercial paper
(including commercial
paper mode) 12%
Tender bonds 1%
Municipal
notes 21%

Variable rate demand
notes (VRDNs) 65%
Commercial paper
(including commercial
paper mode) 22%
Tender bonds 2%
Municipal
notes 11%
Row: 1, Col: 1, Value: 65.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 21.0

*SOURCE: IBC'S MONEY FUND SOURCE(registered trademark)
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - 99.3%
Alameda County Ind. Dev. Auth. Ind. Rev.:
(Edward L. Shimmon, Inc. Proj.) Series 1996 A,
 3.35% LOC Banque Nationale De Paris, VRDN (b) $ 2,100,000 $ 2,100,000 Rfdg. (Longview Fibre Co.) Series 1988, 3.45% LOC
 ABN-AMRO Bank, VRDN  1,750,000  1,750,000
Anaheim Hsg. Auth. Multi-Family Hsg. Rev. (Parka Vista Apts.)
3.25% LOC Citibank, VRDN (b)  6,200,000  6,200,000
Azusa Multi-Family Hsg. (Pacific Glen Apt. Proj.) Series 1994,
3.50% (Continental Casualty Guaranteed) VRDN 4,200,000 4,200,000 Barstow Multi-Family Hsg. Rev. (Rimrock Village Apt. Proj.)
Series 1996, 3.20% LOC Federal Home Loan Bank,
VRDN (b)  1,650,000  1,650,000
Berkeley Unified School Dist. (Almeda Co.) TRAN
4.25% 6/30/98  3,500,000  3,510,481
California Econ. Dev. Fin. Auth. Ind. Dev. Rev.
(Kuhnash Properties III, LLC/Arkay Plastics, CA, LLC Proj.)
Series 1997, 3.50% LOC PNC Bank, Ohio, VRDN (b)  1,000,000  1,000,000
California Econ. Dev. Fing. Auth. (Joseph Schmidt Proj.)
Series A, 3.35% LOC Banque Nationale De Paris, VRDN (b)  1,500,000
1,500,000
California Gen. Oblig.:
Bonds 5% 10/1/97  2,700,000  2,702,922
 CP:
 3.65% 9/15/97  6,200,000  6,200,000
  3.60% 9/16/97  7,400,000  7,400,000
  3.65% 9/16/97  3,200,000  3,200,000
  3.65% 9/17/97  11,000,000  11,000,000
  3.55% 10/15/97  5,200,000  5,200,000
  3.60% 10/16/97  12,300,000  12,300,000
  3.60% 10/16/97  1,500,000  1,500,000
  3.50% 10/15/97  12,200,000  12,200,000
  3.55% 10/20/97  5,100,000  5,100,000
  3.65% 10/21/97  3,700,000  3,700,000
 Participating VRDN (c):
 Series SG-84, 3.50% (Liquidity Facility
  Societe Generale, France)   1,800,000  1,800,000
  Series SG-86, 3.50%
  (Liquidity Facility Societe Generale, France)   2,000,000  2,000,000
  Series SGB-7, 3.30%
   (Liquidity Facility Societe Generale, France)   2,700,000
2,700,000
  Series 1996 L, 3.40% (FGIC Insured)
  (Liquidity Facility Caisse des Depots et Consignations)   7,730,000
7,730,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Hsg. Fin. Agcy.
Participating VRDN (c):
 Series C-1, 3.41%
  (Liquidity Facility Bank of America) (b) $ 3,225,000 $ 3,225,000 Series PA-90, 3.40% (Liquidity Facility Merrill
  Lynch & Co., Inc.) (b)  1,935,000  1,935,000
  Series PA-112, 3.40% (Liquidity Facility
  Merrill Lynch & Co. Inc) (b)  2,440,000  2,440,000
  Series PT-14, 3.25% (Liquidity Facility
  Commerzbank, Germany)   4,125,000  4,125,000
  Series PT-40A, 3.40% (Liquidity Facility
  Commerzbank, Germany) (b)   6,700,000  6,700,000
  Series PT-40B, 3.40% (Liquidity Facility Bayerische
  Hypotheken-und Weschel) (b)  8,960,000  8,960,000
  Series PT-40C, 3.25% (Liquidity Facility Banque
  Nationale de Paris)   6,135,000  6,135,000
  Series PT-40D, 3.40% (Liquidity Facility Banque
  Nationale de Paris) (b)  60,000  60,000
  Series PT-56, 3.40% (Liquidity Facility Credit
  Suisse First Boston) (b)  1,030,000  1,030,000
  Series 1994-1, 3.46% (Liquidity Facility State Street
  Bank & Trust Co.) (b)  7,487,938  7,487,939
  Series 1994 H, 3.46%
  (AMBAC Insured) (Liquidity Facility Citibank) (b)  4,000,000
4,000,000
California Hsg. Fin. Agcy. Home Mtg. Rev. Bonds
Series 1996-J, 3.95% tender 8/1/98 (FGIC Insured) (b)  6,500,000
6,500,000
California Hsg. Fin. Agcy. Single Family Mtg. Bonds
Series 1997 B, 3.70% tender 4/1/98
(Morgan Stanley Flex Agreements Guaranteed) (b) 5,500,000 5,500,000 California Hsg. Fin. Agcy. Multi-Family Hsg. III:
 Series B, 3.20% LOC Morgan Guaranty Trust Co., NY,
 Credit Suisse First Boston, VRDN (b)  4,120,000  4,120,000
 Series C, 3.20% LOC Morgan Guaranty Trust Co., NY,
 Credit Suisse First Boston, VRDN (b)  3,800,000  3,800,000
California Poll. Cont. Fin. Auth.:
 Bonds (Chevron USA, Inc. Proj.) Series 1983,
 3.90% tender 11/15/97  1,000,000  1,000,399
 (Gilton Solid Waste Mgmt. Inc. Proj.) Series 1995 A,
 3.15% LOC Bank of America, VRDN (b)  2,700,000  2,700,000
 (Pacific Gas & Elec. Co.):
 Series 1996 A, 3.05% LOC Swiss Bank Corp., VRDN (b)  39,000,000
39,000,000
  Series 1996 B, 3.10% LOC Rabobank Nederland,
  VRDN (b)  1,500,000  1,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Poll. Cont. Fin. Auth.: - continued
 (Pacific Gas & Elec. Co.):
  Bonds:
  Series 1996 D, 3.65%  9/15/97 LOC Union Bank
   of Switzerland, CP mode $ 3,900,000 $ 3,900,000
   Series 1996 E, 3% 9/5/97 LOC Morgan Guaranty
   Trust Co., NY, CP mode  3,600,000  3,600,000
   Series 1996 E, 3.60% 10/8/97 LOC Morgan Guaranty
   Trust Co., NY, CP mode  13,000,000  13,000,000
   Series 1996 E, 3.60% 10/9/97 LOC Morgan Guaranty
   Trust Co., NY, CP mode  4,000,000  4,000,000
 (Taormina Ind. Inc. Proj.) Series 1996 A, 3.15% LOC
 Sanwa Bank Ltd., VRDN (b)  1,650,000  1,650,000
 (Western Wst. Industries) Series 1994 A, 3.15% LOC
 Union Bank of California, VRDN (b)  2,100,000  2,100,000
California Poll. Cont. Fin. Auth. Solid Waste Disp. Rev. VRDN:
(Athens Disp. Co. Proj.) Series 1995, 3.10% LOC
 Wells Fargo Bank of San Francisco (b)  2,000,000  2,000,000
 (EDCO Disposal) Series 1996 A, 3.10% LOC
 Wells Fargo Bank, NA (b)  3,500,000  3,500,000
 (Sanifill Inc. Proj.) Series1995 A, 3.15% LOC California
 Teachers Retirement Sys. (b)  3,000,000  3,000,000
 (Shell Oil Co. Martinez Proj.) Series 1994 A,
 3.45% (b)  500,000  500,000
California School Cash Reserves Prog. Auth. Series A-1997,
TRAN 4.75% 7/2/98 (AMBAC Insured)  20,000,000  20,144,254
California Statewide Commty. Dev. Auth. VRDN:
(Biocol Investments) 3.40% LOC Union Bank of
 California (b)  600,000  600,000
 (Covenant Retirement Commty. Inc.):
 Series 1995, 3.25% LOC LaSalle Nat'l Bank,  4,000,000  4,000,000
  3.25% LOC La Salle Nat'l Bank   10,300,000  10,300,000
 (Eurodesign Cabinets Inc. Proj.) 3.25% LOC
 California Teachers Retirement Sys. (b)  900,000  900,000
 (Fibrebond West Inc. Proj.) Series 1996 N, 3.25% LOC
 California Teachers Retirement Sys. (b)  6,000,000  6,000,000
 (Fulton Properties Ltd., Inc.) Series 1996 F, 3.40% LOC
 Wells Fargo Bank (b)  3,625,000  3,625,000
 (Grundfos Pumps Corp. Proj.) Series 1989, 3.25% LOC
 California Teachers Retirement Sys. (b) 6,000,000 6,000,000 (Instrument Specialties Co.) Series 1989, 3.25% LOC
 California Teachers Retirement Sys., (b)  745,000  745,000
 (JDI Partners Proj.) 3.25% LOC California Teacher
 Retirement Sys. (b)  1,800,000  1,800,000
 (Leegin Creative Leather Prod.) Series 1995 A, 3.25% LOC
 California Teachers Retirement Sys. (b) 1,630,000 1,630,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth. VRDN: - continued
 (Lorber Ind. of California Proj.)
 Series 1992, 3.40% LOC Union Bank (b) $ 600,000 $ 600,000
 Marcel & Margrit Shurman Proj.) 3.25%
 LOC California Teachers Retirement Sys. (b) 1,725,000 1,725,000 (Marko Prod. Inc. Proj.) Series 1992, 3.40% LOC
 Union Bank (b)  430,000  430,000
 (Redline Synthetic Oil Corp.) 3.25% LOC
 California Teachers Retirement Sys. (b)  1,095,000  1,095,000
 (Sys. Engineering & Mgmt. Co.) 3.25% LOC
 California Teachers Retirement Sys. (b)  1,690,000  1,690,000
 (Zarn Inc. Proj.) Series 1989, 3.25%
 LOC California Teachers Retirement Sys. (b)  815,000  815,000
 Rev.:
 (Andercraft Prod. Inc.) Series 1989, 3.25% LOC
  California Teachers Retirement Sys. (b)  605,000  605,000
  (Lansmont Corp. Proj.) Series 1996 G, 3.40% LOC
  Wells Fargo Bank (b)  1,000,000  1,000,000
  (Watt Four, LLC) 3.75% LOC Sanwa Bank Ltd.,
  Japan (b)  500,000  500,000
  (Wilson Entities Ltd. Proj.) Series 1993, 3.40%
  LOC Bank of Tokyo-Mitsubishi, Ltd. (b)  1,300,000  1,300,000
  (Zieman Manufacturing Co. Proj.) Series 1990, 3.25%
  LOC California Teachers Retirement Sys. (b)  455,000  455,000
 Rev. Rfdg.:
 (Irvine Apt. L.P.) Series 1995 A-7, 3.05%
  (FNMA Guaranteed) (b)  5,000,000  5,000,000
  Series 1995-A-6, 2.95% (FNMA Guaranteed)   3,200,000  3,200,000
California Statewide Commty. Dev. Auth. Enterprise Zone
Facs. Rev. (JTF Enterprises, LLC Proj.)
Series 1996 A, 3.35% LOC Bank of America, VRDN  3,000,000  3,000,000
California Statewide Commty. Dev. Auth. Ind. Dev. Rev. VRDN:
(Carvin Corp.) 3.25% LOC California Teachers
 Retirement Sys. (b)  2,420,000  2,420,000
 (Cordeiro Vault Co., Inc. Proj.) Series 1996 M,
 3.25% LOC California Teachers Retirement Sys. (b)  1,130,000
1,130,000
 (Levecke, LLC Proj.) Series 1996, 3.40% LOC Union Bank
 of California (b)  1,500,000  1,500,000
 (Lynwood Enterprises, LLC Proj.) Series 1997 D, 3.45% LOC
 Fleet National Bank (b)  1,400,000  1,400,000
 (Pasco Scientific Proj.) 3.25% LOC
 California Teachers Retirement Sys. (b)  2,825,000  2,825,000
 (Peets Coffee & Tea Inc.) Series 1995 E, 3.25% LOC
 California Teacher Retirement Sys. (b) 1,900,000 1,900,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth. Ind. Dev. Rev. VRDN: -
continued
 (Setton Prop. Inc. Proj.) Series 1995 E, 3.40% LOC
 Wells Fargo Bank of San Francisco (b) $ 2,890,000 $ 2,890,000 (Veriflo Corp. Proj.) Series 1996C, 3.30% LOC
 ABN-AMRO Bank (b)  1,800,000  1,800,000
 (W&H Voortman Inc. Proj.) Series 1990, 3.25% LOC
 California Teachers Retirement Sys. (b) 1,080,000 1,080,000 California Statewide Commty. Dev. Auth.
Multi-Family Hsg. Dev. Auth. VRDN:
 (Canyon Creek Apts.) Series 1995 C, 3.15%
  (FNMA Guaranteed) (b)  700,000  700,000
  (Evapco, Inc.) Series 1996 K, 3.40%
  LOC Nationsbank (b)  1,500,000  1,500,000
  (Oakmont Stokton) Series 1997 C, 3.15%
   LOC Commerzbank, Germany (b)  5,960,000  5,960,000
  (Sunrise of Moraga) Series 97G, 3.25%
  LOC Commerzbank, Germany (b)  1,200,000  1,200,000
Camarillo Multi-Family Hsg. Auth. Rev.
(Hacienda de Camarillo Proj.) Series 1996,
3.15% (FNMA Guaranteed) VRDN (b)  5,900,000  5,900,000
Carlsbad Multi-Family Hsg.
(Seascape Village Proj.) Series A, 3.35%
(Continental Casualty Co. Guaranteed) VRDN 10,600,000 10,600,000 Central Valley School Fin. Auth. TRAN 4.50% 8/27/98 3,900,000 3,922,195
Chula Vista Ind. Dev. Rev.
(San Diego Gas & Elec. Co.):
 Series B, 3.15% VRDN (b)  2,000,000  2,000,000
  Bonds:
  Series C, 3.65% 9/19/97 CP mode (b)  5,000,000  5,000,000
   Series D, 3.65% 10/7/97 CP mode (b)  3,500,000  3,500,000
   Series E, 3.70% 10/7/97 CP mode (b)  2,500,000  2,500,000
Clovis Unified School Dist. Bonds TRAN (Fresno County)
4.25% 6/30/98  1,900,000  1,906,810
Contra Costa County Multi-Family Hsg. Rev.
(Del Norte Place Apt.) Series 1994 A, 3.40% LOC
Sumitomo Bank Ltd., VRDN (b)  1,700,000  1,700,000
Contra Costa County Wtr. Dist.
 Participating VRDN, Series 1996SGA-24,3.35%
(Liquidity Facility Societe Generale, France) (c)   9,100,000
9,100,000
Covina Redev. Agcy. Multi-Family Hsg. Rev.
(Shadowhills Apt. Proj.) Series 1994 A, 3.50%
(Continental Casualty Co. Guaranteed) VRDN  500,000  500,000
East Bay Muni Util. Dist. Wtr. Sys. Rev. CP Series 1988,
3.65% 9/11/97 (Liquidity Facility
Westdeutsche Landesbank, Gironzent)  4,000,000  4,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Emeryville Redev. Agcy. Multi-Family Hsg. (Emerybay Apts. II)
3.20% LOC Bank of America, VRDN (b) $ 3,000,000 $ 3,000,000
Escondido Commty. Dev. Commission Rev.
(Escondido Promenade Proj.) 3.15% LOC Bank of
America, VRDN (b)  4,000,000  4,000,000
Fairfield Ind. Dev. Auth. (Meyer Cookward Ind. Proj.)
3.35% LOC Banque Nationale de Paris, VRDN (b) 2,600,000 2,600,000 Fillmore Ctfs. of Prtn. (Water Improvement Proj.) Series 1997,
3.40% LOC Union Bank of California, VRDN  1,000,000  1,000,000
Fowler Ind. Dev. Auth. Ind. Dev. Rev. (Bee Sweet Citrus Inc. Proj.) 3.40% LOC Bank of America, VRDN (b) 2,000,000 2,000,000
Fremont Gen. Oblig. TRAN (Almeda Co.) 4.25% 7/1/98  2,700,000
2,708,132
Fremont Multi-Family Hsg. Rev. (Treetops Apts.)
Series 1996 A, 3.15% (FNMA Guaranteed) VRDN (b)  3,300,000  3,300,000
Fresno County Gen. Oblig. TRAN:
4.75% 9/29/97  3,800,000  3,803,147
 4.25% 7/1/98  6,800,000  6,825,529
Garden Grove Multi-Family Hsg. Rev. VRDN:
(Cal-Malabar Apts.) Series 1997 A, 3.15%
 (FNMA Guaranteed)   2,750,000  2,750,000
 (Valley View Sr. Vilage Proj.) Series 1990 A, 3.25%
 LOC Wells Fargo (b)  1,500,000  1,500,000
Huntington Beach Multi-Family Hsg. Rev.
(Five Point Seniors Proj.) Series 1991 A, 2.85% LOC
Wells Fargo Bank, VRDN (b)  6,400,000  6,400,000
Kern County Gen. Oblig. TRAN 4.50% 10/2/97  3,500,000  3,502,434
Lassen Muni. Util. Dist. Rev. Rfdg. Series 1996 A, 3.40%
(FSA Insured) (Liquidity Facility Credit
Local de France) VRDN (b)  3,280,000  3,280,000
Livermore Ctfs. of Prtn. (Reverse Osmosis Proj.) 3.15% LOC
Nat'l. Westminster Bank PLC, VRDN  1,200,000  1,200,000
Livermore Multi-Family Mtg. Rev. (Portola Meadows Apts.)
Series 1989 A, 3.15% LOC Bank of America, VRDN (b)  1,000,000
1,000,000
Long Beach Harbor Participating VRDN, Series SG-73, 3.40%
(Liquidity Facility Societe Generale, France) (c)  3,000,000
3,000,000
Long Beach Harbor Dept. CP:
Series A, 3.60% 10/01/97 (Liquidity Facility
 Canadian Imperial Bank of Comm.) (b)  1,500,000  1,500,000
 Series A, 3.60% 10/07/97 (Liquidity Facility
 Canadian Imperial Bank of Comm.) (b)  2,700,000  2,700,000
Los Angeles County Cap. Asset Leasing Corp. CP:
3.80% 9/12/97  3,200,000  3,200,000
 3.60% 10/16/97  4,500,000  4,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles County Gen. Oblig. TRAN
Series A, 4.50% 6/30/98 $ 8,000,000 $ 8,041,251
Los Angeles County Ind. Dev. Auth. (Caitac & Jae Proj.)
3.40% LOC Union Bank of California, VRDN (b)  1,500,000  1,500,000
Los Angeles County Metropolitan Trans. Auth.:
CP:
 Series A, 3.80% 9/4/97  9,400,000  9,400,000
  Series A, 3.75% 9/11/97  1,400,000  1,400,000
 Participating VRDN (c):
 Series SG-2, 3.30% (Liquidity Facility Societe
  Generale, France)   19,350,000  19,350,000
  Series SG-54, 3.45%  (Liquidity Facility
  Societe Generale, France)   1,400,000  1,400,000
  Series SG-55, 3.45% (MBIA Insured) (Liquidity Facility
  Societe Generale, France)   10,200,000  10,200,000
  (Union State Gateway Proj.) Series SG-3, 3.30%
  (Liquidity Facility Societe Generale, France)   5,200,000  5,200,000
Los Angeles County Multi-Family Hsg. VRDN:
(Malibu Meadows II Proj.):
 Series 1991 A, 3.40% LOC Sumitomo Bank Ltd.   8,511,000  8,511,000
  Series 1991 B, 3.40% LOC Sumitomo Bank Ltd.  1,800,000  1,800,000
 (Meadowridge Apt. Proj.) Series 1994 B, 3.50%
 (Continental Casualty Co. Guaranteed)   1,400,000  1,400,000
Los Angeles Commty. Redev. Agcy. Multi-Family Hsg.
(Promenade Towers) 3.20% LOC Tokai Bank, VRDN 11,925,000 11,925,000 Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. CP:
3.65% 9/17/97 LOC Toronto-Dominion Bank,
 Bank of Nova Scotia  1,800,000  1,800,000
 3.90% 10/10/97 LOC Toronto-Dominion Bank,
 Bank of Nova Scotia   17,000,000  17,000,000
 3.60% 10/23/97 LOC Toronto-Dominion Bank,
 Bank of Nova Scotia  3,800,000  3,800,000
Los Angeles Gen. Oblig. TRAN 4.50% 6/30/98  7,700,000  7,739,337
Los Angeles Ontario Int'l. Arpt.
Participating VRDN, Series 1996SG-61, 3.40%
(Liquidity Facility Societe Generale, France) (b)(c)  1,400,000
1,400,000
Los Angeles Harbor Dept. Rev.
Participating VRDN (c):
 Series 1996 B, 3.35% (BPA Bank of New York) (b)   11,185,000
11,185,000
  Series 1996 B, 3.40% (Liquidity Facility Societe Generale,
  France) (MBIA Insured) (b)  4,725,000  4,725,000
Los Angeles Multi-Family Hsg. Rev. (Beverly Park Apts.)
Series 1988 A, 3.15% LOC Chase Manhattan
Bank, VRDN (b)  5,000,000  5,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Unified School Dist. TRAN:
Series 1996-97 B, 4.50% 9/30/97 $ 3,000,000 $ 3,001,780
 Series 1997-98, 4.50% 7/1/98  6,800,000  6,836,104
Los Angeles Waste Wtr. Rev. Bond, Participating VRDN,
Series 1996 SGA-26, 3.35% (Liquidity Facility
Societe Generale, France) (c)  1,000,000  1,000,000
Los Angeles Waste Wtr. Sys. Rev. CP 3.65% 9/11/97 LOC
Morgan Guaranty Trust Co., NY, Union
Bank of Switzerland  1,500,000  1,500,000
M-S-R Pub. Pwr. Agcy. Rev. (San Juan Proj.)
Series 1997E, 3% (MBIA Insured) (BPA National
Westminster Bank, PLC) VRDN  1,000,000  1,000,000
Monterey Ind. Dev. Auth. Rev. (Slautterback Corp. Proj.)
Series 1996 A, 3.20%
LOC Bayerische Vereinsbank, VRDN (b)  1,350,000  1,350,000
Oakland Unified School Dist. TRAN (Alameda County)
Series 1996-97, 4.25% 10/14/97  2,400,000  2,401,429
Oceanside Multi-Family Rev. (Lakeridge Apt. Proj.)
Series 1994, 3.50% (Continental Casualty Co.
Guaranteed) VRDN  6,700,000  6,700,000
Orange County Apt. Dev. Rev. VRDN:
(Alicia Viego Proj.) Series 1986 A, 3.50%
 LOC Bank of Tokyo-Mitsubishi, Ltd. (b)  1,970,000  1,970,000
 (Control Air Conditioning Corp./Ellis Enterprises)
 Series 1997, 3.45% LOC California Teacher's
  Retirement Sys.   1,000,000  1,000,000
 (Foothill Oaks Apts. Proj.) Series 1989 B,
 3.25% LOC Bank of America (b)  700,000  700,000
 (Hidden Hills Apts.) Series 1985 U-C,
 3.25% LOC ChaseManhattan Bank   7,200,000  7,200,000
 (Monarch Bay Apt. Proj.) Series 1985 T,
 3.20% LOC Bank of Tokyo-Mitsubishi Bank, Ltd. 8,400,000 8,400,000 (Vista Verde Apt. Proj.) Series 1988 A, 3.35%
 LOC Wells Fargo Bank, NA (b)  4,200,000  4,200,000
 (Wood Canyon Villas) Issue 1991 B,
 3.10% LOC Bank of America (b)  1,000,000  1,000,000
 (Yorba Linda Assoc.) Series 1985 D,
 3.15% LOC Bank of Tokyo-Mitsubishi, Ltd. 4,000,000 4,000,000 Participating VRDN (c):
 Series JT 1996 A, 3.46% LOC Citibank (b)  6,100,000  6,100,000
  Series JT 1996 B, 3.36% LOC Citibank   6,700,000  6,700,000
 Rfdg. (Harbor Pointe Apts.)
 Series 1992 D, 3.15% LOC Citibank, N.A., VRDN  4,400,000  4,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Orange County Hsg. Auth. Apt. Dev. Rev.
(Lantern Pines Proj.-Frost Group) 3.25%
LOC Bank of Tokyo-Mitsubishi, Ltd., VRDN $ 7,550,000 $ 7,550,000 Orange County Local Trans. Auth. Participating VRDN,
Series 1997, 3.25% (Liquidity Facility Bank of
New York, NA) (c)  1,000,000  1,000,000
Oxnard Redev. Agcy. Ctfs. of Prtn. (Channel Islands Bus.
Ctr. Proj.) 3.725% LOC Wells Fargo Bank of
San Francisco, VRDN  3,195,000  3,195,000
Pittsburg Multi-Family Hsg. Auth. (Fountain Plaza Apt.)
3.30% (Fannie Mae Guaranteed) VRDN  8,300,000  8,300,000
Pleasant Hill Redev. Agcy. Multi-Family Hsg. Rev.
(Chateau III Proj.) Series 1996 A, 3.25%
LOC Commerzbank, Germany, VRDN (b)  800,000  800,000
Redondo Beach Multi-Family Hsg. Rev.
(McCandless Senior Hsg. Proj.) Series 1995 A, 3.20%
LOC Comerica Bank of Detroit, VRDN  3,500,000  3,500,000
Riverside County Gen. Oblig. TRAN 4.50% 6/30/98  3,800,000  3,816,615
Riverside County Hsg. Auth. Multi-Family Hsg. Mtg. Rev.
(Mt. View Apts.) Series 1995 A, 3.15% LOC Federal Home
Loan Bank of San Francisco, VRDN  2,400,000  2,400,000
Riverside County Hsg. Auth. (Polk Apt. Proj.)
Series 1985 O, 3.65% (Household Finance Corp.
Guaranteed) VRDN  2,200,000  2,200,000
Riverside County Hsg. Auth. Multi-Family Hsg. (Tyler Village Proj.) Series 1986 A, 3.35%
LOC Chase Manhattan Bank, VRDN (b)  3,060,000  3,060,000
Riverside County Hsg. Auth. Multi-Family Hsg. Rev.
(Victoria Springs Apts.) Series 1989 C, 3.35%, LOC
Bank of Amercia, VRDN (b)  2,500,000  2,500,000
Riverside County Ind. Dev. Auth. (Merrick Engineering, Inc.)
3.75% LOC Wells Fargo Bank, NA, VRDN (b)  1,000,000  1,000,000
Sacramento County Arpt. Sys. Rev. Participating VRDN,
(PFC and Subrdnt Tea) Series SGA-33, 3.35%
(Liquidity Facility Societe Generale, France) (c)  3,100,000
3,100,000
Sacramento County Gen. Oblig. TRAN 4.50% 9/30/97  1,000,000  1,000,534
Sacremento Hsg. Auth. Multi-Family Hsg. Rev.
(Chesapeake Commons Holdings, Inc.) Series 1997 A,
3.20% LOC Bank One, Arizona, NA, VRDN (b)  2,000,000  2,000,000
Sacramento Muni. Util. Dist. CP Series I, 3.70% 9/10/97
LOC Bayerische Landesbank, Gironzentrale 1,500,000 1,500,000 Sacramento Muni. Util. Dist. Participating VRDN, 3.30%
(Liquidity Facility Societe Generale, France) (c)  4,000,000
4,000,000
San Bernardino County Hsg. (Alta Park Apts.) 3.60%
LOC Sumitomo Bank, Ltd., VRDN  3,700,000  3,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Diego County Reg'l. Trans. Commission Sales Tax Rev.
Participating VRDN, Series BT-185, 3.35%
(Liquidity Facility Bankers Trust Company, NY) (c) $ 3,000,000 $
3,000,000
San Diego Gas & Elec. Participating VRDN, Series 1992 A,
3.25% (Liquidity Facility Bank of New York) (c) 5,000,000 5,000,000 San Diego Hsg. Auth. Multi-Family Hsg. VRDN:
(Carmel Del Mar Apr. Proj.) Series 1993 E, 3.15%
 LOC Citibank,   3,000,000  3,000,000
 (Paseo Point Apt.) Series 1994 A, 3.15%
 LOC Bank of Tokyo-Mitsubishi, Ltd.  4,600,000  4,600,000
 Rev. Rfdg. (Coral Pointe Apt. Proj.) Series 1993 A,
 3.45%   3,265,000  3,265,000
San Diego Ind. Dev. Rev. Rfdg. Bonds (Gas & Electric Co.)
Series 1995 B, 3.60% 9/25/97 CP mode  2,300,000  2,300,000
San Diego Ind. Dev. Participating VRDN, Series 1997, 3.25%
(Liquidity Facility Bank of New York, NY) (c) 2,000,000 2,000,000 San Francisco City & County Participating VRDN (c):
Series 1996 AA1, 3.36% (Liquidity Facility Bank
 of America)   3,775,000  3,775,000
 Series 1996 AA2, 3.36% (Liquidity Facility Bank
 of America)   2,240,000  2,240,000
San Francisco City & County Int'l. Arpt. Commty. CP
Series A, 3.70% 9/22/97 LOC Bayerische Landesbank
Gironzentrale, Morgan Guaranty Trust Co., NY (b) 1,000,000 1,000,000 San Francisco City & County Parking Meter Rev. Participating
VRDN, Series 1996 A, 3.25% (Liquidity Facility Bank of
America) (c)  2,900,000  2,900,000
San Francisco City & County Redev. Agcy. Mtg.
Rev. Participating VRDN, 3.30%
(Liquidity Facility Commerzbank, AG) (c)  1,200,000  1,200,000
San Jose Multi-Family Hsg. Rev. VRDN:
 (Almaden Lake Village Apt. Assoc.) Series 1997 A,
 3.20% LOC Bank of America (b)  2,800,000  2,800,000
 (Siena At Renaissance) Series 1996 B, 3.20%
 LOC Key Bank, NA (b)  5,000,000  5,000,000
San Jose Redev. Agcy. Participating VRDN, Series PA-42I,
3.25% (MBIA Insured) (Liquidity Facility Merrill Lynch) (c)  3,400,000
3,400,000
San Luis Obispo County Office of Ed. TRAN
Series 1996, 4.50% 10/9/97  5,385,000  5,388,809
San Luis Obispo Gen. Oblig. TRAN 4.50% 7/8/98  1,500,000  1,507,716
Santa Barbara Schools Fing. Auth. TRAN
Series 1997, 4.25% 6/30/98  5,500,000  5,517,403
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Santa Rosa Multi-Family Hsg. (Quail Run Apts./Santa Rosa
Hsg. Partners) Series 1997 A, 3.55% LOC U.S. Bank of
Washington, VRDN (b) $ 1,500,000 $ 1,500,000
Simi Valley Multi-Family Hsg. Rev. VRDN:
 (LincolnWood Ranch Apt.)
  3.35% LOC Sumitomo Bank Ltd.   2,200,000  2,200,000
  (Shadowridge Apts.)
  Series 1989, 3.25% LOC Citibank, N.A. (b)  4,800,000  4,800,000
Southern California Metropolitan Wtr. Dist. CP:
Series A, 3.55% 10/17/97  1,000,000  1,000,000
 Series B, 3.35% 9/10/97 (Liquidity Facility WestDeutsche
 Landesbank, Gironzentrale)  13,600,000  13,600,000
 Series B, 3.80% 9/12/97 (Liquidity Facility WestDeutsche
 Landesbank, Gironzentrale)  1,000,000  1,000,000
 Series B, 3.50% 10/15/97 (Liquidity Facility WestDeutsche
 Landesbank, Gironzentrale)  3,400,000  3,400,000
 Series B, 3.55% 10/17/97 (Liquidity Facility WestDeutsche
 Landesbank, Gironzentrale)  4,000,000  4,000,000
Southern California Pub. Pwr. Auth. Participating VRDN (c):
Series BT-90, 3.35% (Liquidity Facility Bankers Trust
 Company, NY)   2,500,000  2,500,000
 Series SG-35, 3.45% (Liquidity Facility Societe
 Generale, France)   7,300,000  7,300,000
Torrance Hospital Rev. (Little Co. of Mary Hosp.- Torrance
Mem. Med. Ctr.) Series 1992, 3.20% LOC
Chase Manhattan Bank, VRDN  4,000,000  4,000,000
University of California CP Series A, 3.75% 9/18/97  7,500,000
7,500,000
Vallejo Multi-Family Hsg. Rev. (Hillside Terrace Apts./Vallejo Hillside Assoc.) Series 1997 A, 3.15%
(FNMA Guaranteed) VRDN (b)  1,000,000  1,000,000
Vista City Ind. Dev. Auth. Rev. (Desalination Sys., Inc.)
Series 1995, 3.25% LOC Wells Fargo Bank N.A., VRDN (b)  1,780,000
1,780,000
  842,306,220
PUERTO RICO - 0.7%
Puerto Rico Pwr. Auth. Pwr. Rev. Bonds (Muni. Sec. Trust Rec.
SGA44) Series AA, 3.65% tender 10/08/97
(Liquidity Facility Societe Generale, France) (c)  6,100,000
6,100,000

TOTAL INVESTMENTS - 100%  $ 848,406,220
Total Cost for Income Tax Purposes  $ 848,406,220
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
7. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At February 28, 1997, the fund had a capital loss carryforward of approximately $457,000 of which $446,000 and $11,000 will expire on February 28, 2003, and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS AUGUST 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 848,406,220
SEE ACCOMPANYING SCHEDULE

CASH                                                                     4,815,903

INTEREST RECEIVABLE                                                      4,325,794

 TOTAL ASSETS                                                            857,547,917

LIABILITIES

ACCRUED MANAGEMENT FEE                                      $ 276,221

OTHER PAYABLES AND ACCRUED EXPENSES                          165,548

 TOTAL LIABILITIES                                                       441,769

NET ASSETS                                                              $ 857,106,148

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 857,580,630

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (474,482)

NET ASSETS, FOR 857,604,470 SHARES OUTSTANDING                          $ 857,106,148

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($857,106,148 (DIVIDED BY) 857,604,470 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED AUGUST 31, 1997  (UNAUDITED)

INTEREST INCOME                                                                     $ 15,195,086

EXPENSES

MANAGEMENT FEE                                                        $ 1,612,351

TRANSFER AGENT, ACCOUNTING AND CUSTODIAN FEES AND EXPENSES             862,471

NON-INTERESTED TRUSTEES' COMPENSATION                                  1,823

REGISTRATION FEES                                                      17,737

AUDIT                                                                  28,050

LEGAL                                                                  15,547

REPORTS TO SHAREHOLDERS                                                29,179

MISCELLANEOUS                                                          3,004

 TOTAL EXPENSES BEFORE REDUCTIONS                                      2,570,162

 EXPENSE REDUCTIONS                                                    (7,274)       2,562,888

NET INTEREST INCOME                                                                  12,632,198

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                              (19,306)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ 12,612,892


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED    YEAR ENDED
                                                           AUGUST 31, 1997     FEBRUARY 28,
                                                           (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 12,632,198        $ 21,214,752
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (19,306)            (10,817)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            12,612,892          21,203,935
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (12,632,198)        (21,214,752)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    1,673,509,037       2,802,872,804
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     12,351,069          20,627,708

 COST OF SHARES REDEEMED                                    (1,648,439,275)     (2,736,308,324)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           37,420,831          87,192,188
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   37,401,525          87,181,371

NET ASSETS

 BEGINNING OF PERIOD                                        819,704,623         732,523,252

 END OF PERIOD                                             $ 857,106,148       $ 819,704,623


FINANCIAL HIGHLIGHTS

      SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS
      AUGUST 31,         FEBRUARY 28,   FEBRUARY 29,                                     ENDED
      1997                                                                               FEBRUARY 28,

      (UNAUDITED)        1997           1996           1995                       1994   1993



SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
BEGINNING
OF PERIOD

INCOME FROM INVESTMENT          .015        .029        .032        .026        .020        .019
OPERATIONS
 NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET                       (.015)      (.029)      (.032)      (.026)      (.020)      (.019)
 INTEREST INCOME

NET ASSET VALUE,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
END OF PERIOD

TOTAL RETURN B, C               1.55%       2.90%       3.21%       2.60%       1.97%       1.92%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                    $ 857,106   $ 819,705   $ 732,523   $ 675,185   $ 611,765   $ 568,280
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO            .62% A      .62%        .64%        .62%        .64%        .62%
AVERAGE NET ASSETS                                                                         A

RATIO OF EXPENSES               .62% A      .61% D      .64%        .62%        .64%        .62%
TO AVERAGE NET                                                                             A
ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INTEREST           3.03% A     2.86%       3.17%       2.58%       1.95%       2.29%
INCOME TO AVERAGE                                                                          A
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN(S) WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997 (Unaudited)




5. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity California Municipal Money Market Fund (the fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
6. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
7. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $766,758 and $71,496, respectively. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) paid a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $30,840. Effective September 1, 1997, the monthly fee was eliminated.
8. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,605 and $2,669, respectively, under these arrangements.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on March 19, 1997. The meeting was adjourned with respect to Proposals 3, 4, 5, 6, 7 and 8 and reconvened on March 24, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees:
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  1,063,381,296.263 95.811
Withheld  46,498,081.130 4.189
 TOTAL  1,109,879,377.393 100.000
RALPH F. COX
Affirmative  1,064,388,677.803 95.901
Withheld  45,490,699.590 4.099
 TOTAL  1,109,879,377.393 100.000
PHYLLIS BURKE DAVIS
Affirmative  1,064,138,696.363 95.879
Withheld  45,740,681.030 4.121
 TOTAL  1,109,879,377.393 100.000
ROBERT M. GATES
Affirmative  1,062,692,744.383 95.748
Withheld  47,186,633.010 4.252
 TOTAL  1,109,879,377.393 100.000
EDWARD C. JOHNSON 3RD
Affirmative  1,063,987,081.843 95.865
Withheld  45,892,295.550 4.135
 TOTAL  1,109,879,377.393 100.000
E. BRADLEY JONES
Affirmative  1,063,352,533.933 95.808
Withheld  46,526,843.460 4.192
 TOTAL  1,109,879,377.393 100.000
 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  1,064,780,516.393 95.937
Withheld  45,098,861.000 4.063
 TOTAL  1,109,879,377.393 100.000
PETER S. LYNCH
Affirmative  1,064,907,095.083 95.948
Withheld  44,972,282.310 4.052
 TOTAL  1,109,879,377.393 100.000
WILLIAM O. MCCOY
Affirmative  1,064,870,416.383 95.945
Withheld  45,008,961.010 4.055
 TOTAL  1,109,879,377.393 100.000
GERALD C. MCDONOUGH
Affirmative  1,063,599,667.373 95.830
Withheld  46,279,710.020 4.170
 TOTAL  1,109,879,377.393 100.000
MARVIN L. MANN
Affirmative  1,064,040,707.343 95.870
Withheld  45,838,670.050 4.130
 TOTAL  1,109,879,377.393 100.000
THOMAS R. WILLIAMS
Affirmative  1,063,908,817.763 95.858
Withheld  45,970,559.630 4.142
 TOTAL  1,109,879,377.393 100.000
PROPOSAL 2
To ratify the selection of Price Waterhouse LLP as independent accountants of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     1,054,963,513.043    95.052

AGAINST         18,234,491.380       1.643

ABSTAIN         36,681,372.970       3.305

TOTAL           1,109,879,377.393    100.000

PROPOSAL 3
To amend the Trust Instrument to provide dollar-based voting rights for shareholders of the trust.
 # OF TRUST % OF TRUST
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     1,007,339,238.553    90.761

AGAINST         50,592,167.240       4.559

ABSTAIN         51,944,533.600       4.680

TOTAL           1,109,875,939.393    100.000

NOT VOTING      3,438.000

 # OF FUND % OF FUND
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     355,455,114.553    88.836

AGAINST         22,682,403.850     5.669

ABSTAIN         21,986,540.670     5.495

TOTAL           400,124,059.073    100.000

NOT VOTING      3,453.000

PROPOSAL 4
To adopt a new fundamental investment policy permitting the fund to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     309,591,226.793    77.374

AGAINST         59,135,405.190     14.779

ABSTAIN         31,397,427.090     7.847

TOTAL           400,124,059.073    100.000

NOT VOTING      3,453.000

PROPOSAL 5
To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     327,946,003.973    81.960

AGAINST         31,841,374.350     7.958

ABSTAIN         40,340,133.750     10.082

TOTAL           400,127,512.073    100.000

PROPOSAL 6
To amend the fund's fundamental investment limitation concerning senior securities for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     314,555,946.648    78.615

AGAINST         44,473,147.750     11.114

ABSTAIN         41,094,964.675     10.271

TOTAL           400,124,059.073    100.000

NOT VOTING      3,453.000

PROPOSAL 7
To amend the fund's fundamental investment limitation concerning borrowing to require a reduction in borrowing if borrowings exceed the 33 1/3% limit for any reason rather than solely because of a decline in net assets.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     314,532,903.328    78.609

AGAINST         45,193,241.760     11.294

ABSTAIN         40,397,913.985     10.097

TOTAL           400,124,059.073    100.000

NOT VOTING      3,453.000

PROPOSAL 8
To amend the fund's fundamental investment limitation concerning the underwriting of securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     315,353,541.828    78.814

AGAINST         41,750,394.440     10.434

ABSTAIN         43,023,575.805     10.752

TOTAL           400,124,059.073    100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
 and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774    (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
  for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
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